Provision for decommissioning costs (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision established	$ 478	$ 389
Cherne Cluster [Member]
IfrsStatementLineItems [Line Items]
Provision established	664
Pescada Group [Member]
IfrsStatementLineItems [Line Items]
Provision established	46
Tambau Fields [Member]
IfrsStatementLineItems [Line Items]
Provision established	$ 338
Urugua Group [Member]
IfrsStatementLineItems [Line Items]
Provision established		381
Pescada Cluster [Member]
IfrsStatementLineItems [Line Items]
Provision established		$ 41